Consolidated Statement of Loss and Other Comprehensive Loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	£ 27,223	£ 27,359	£ 9,672
Cost of sales	(33,297)	(17,112)	(14,226)
Gross (loss)/profit	(6,074)	10,247	(4,554)
Research and development expenses	(128,865)	(44,047)	(10,917)
General administrative expenses	(38,416)	(25,783)	(5,861)
Foreign exchange gains/(losses)	33,609	938	(3,062)
Loss on forward contracts	(11,287)	0	0
Other income	5,742	3,749	1,205
Operating loss	(145,291)	(54,896)	(23,189)
Finance income	5,681	26	110
Finance expenses	(334)	(169)	(89)
Share of loss of joint venture	(691)	(1,152)	(1,211)
Loss before taxation	(140,635)	(56,191)	(24,379)
Income tax benefit	21,907	6,960	2,096
Loss for the year	(118,728)	(49,231)	(22,283)
Items that may be reclassified to profit or loss
Foreign currency gain/(loss) on translation of foreign operations	2,476	(549)	(103)
Items that will not be reclassified to profit or loss
Change in fair value of financial assets at fair value through OCI	0	(109)	0
Total other comprehensive income/(loss) for the year, net of tax	2,476	(658)	(103)
Total comprehensive loss for the year	£ (116,252)	£ (49,889)	£ (22,386)
Basic loss per share (GBP per share)	£ (0.97)	£ (0.99)	£ (0.73)
Diluted loss per share (GBP per share)	£ (0.97)	£ (0.99)	£ (0.73)